Accrued liabilities and payables	9 Months Ended
Sep. 30, 2020
Accrued liabilities and payables
Accrued liabilities and payables

10. Accrued liabilities and payables

	As of
	September 30,	December 31,
(in thousands of U.S. dollars)	2020	2019
Accrued administrative and operating expenses	$3,450	$3,314
Accrued interest	2,561	2,850
Refund liabilities	800	125
Accrued property tax	489	3,033
Current tax payable	635	818
Lease liability	28	75
Other accruals and payables	156	949
Total accrued liabilities and other payables	$8,119	$11,164